Note 3 - Revenue	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Revenue

Note 3. Revenue

Accounting Policies

Revenue is income arising in the course of Opera’s ordinary activities. Opera generates revenue from the provision of advertising, search, technology licensing and related services. Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which Opera expects to be entitled in exchange for those goods or services. Crypto assets received from a customer as consideration are measured at fair value.

Advertising

Advertising revenue is generated by delivering advertising in Opera’s PC and mobile browsers, including predefined bookmarks (“Speed Dials”), in Opera News, and on properties of advertising partners. Advertising revenue is recognized when the advertising service is delivered based on the specific terms of the underlying contract. Revenue from impression-based ads is recognized in the contracted period in which the impressions are delivered. Impressions are considered delivered when an ad is displayed to users. Revenue from the delivery of action-based ads is recognized in the period in which a user takes the action the marketer contracted for. In addition to income from impression and action-based ads, advertising revenue also includes income from contracts with customers where the income is generated from activities of users of Opera’s products and services, except for web searches.

For ads placed on properties of network partners, Opera is the principal because Opera controls the advertising inventory before it is transferred to its customers. Opera’s control is evidenced by its sole ability to monetize the advertising inventory before it is transferred to its customers and is further supported by Opera being primarily responsible to its customers and having a level of discretion in establishing pricing. As the principal, advertising revenue for ads placed on properties of network partners are reported on a gross basis, that is, the amounts billed to Opera’s customers are recorded as revenue, and amounts paid to the partners are recorded as cost of inventory sold.

Search

When users of Opera’s PC and mobile browsers use the built-in combined address and search bar, and other browser features, to conduct web searches using search engines of partners such as Google and Yandex, Opera is entitled to a share of the partners’ advertising revenue if the users click on ads on the search results pages. The contractually agreed amount is recognized as revenue in the period the qualified search occurs. Search revenue also includes any fixed or variable fees received for customizations and integrations of search engines in the browsers, which are recognized linearly over the contractually agreed period during which Opera must maintain those customizations and integrations, or activities otherwise growing our traffic to search partners.

Technology licensing and other revenue

Revenue from the sale of licenses to GameMaker, a platform for developing games, is recognized ratably over the license periods.

Revenue from the provision of on-demand cloud computing resources is recognized based on the quantity of compute instances delivered and is recognized in the period the resources are made available to the customer.

Income from the provision of distinct engineering services is recognized as revenue during the development period in line with the degree of completion.

Disaggregation of Revenue

The following table presents revenue disaggregated by type (in thousands):

	Year ended December 31,
	2022	2023	2024
Advertising	$187,434	$230,980	$293,448
Search	140,162	162,168	186,273
Technology licensing and other revenue	3,441	3,679	927
Total revenue	$331,037	$396,827	$480,648

The table below presents the revenue by customer location based on where the customer has its primary geographical presence, which usually is where its parent company is incorporated, but which is not necessarily an indication of where revenue-generating activities occur because the users of Opera’s products and services are located worldwide (in thousands):

	Year ended December 31,
	2022	2023	2024
United States	$172,288	$203,056	$256,009
Singapore	28,876	41,181	46,659
Nigeria	10,888	20,636	19,706
Russia	20,288	34,976	16,984
Other locations	98,696	96,978	141,290
Total revenue	$331,037	$396,827	$480,648

Revenue from one customer of search and advertising services amounted to more than ten percent of total revenue, as shown below (in thousands):

	Year ended December 31,
	2022	2023	2024
Customer group 1	$148,481	$168,428	$193,294

Remaining Performance Obligations

Remaining performance obligations represent Opera’s contractual commitments to deliver goods or services to customers that have not yet been fulfilled. The following table shows the amounts of remaining performance obligations under fixed-price long-term contracts, and the expected timing for recognition of revenue relative to the end of the reporting period (in thousands):

	As of December 31,
	2023	2024
In the first year	$8,773	$10,273
In the second year	10,273	10,068
In the third year	2,568	10,000
In the fourth year	—	10,000
In the fifth year	—	2,500
Total remaining performance obligations	$21,614	$42,841

Deferred Revenue

Deferred revenue represents short-term advances from customers of search and advertising services where the performance obligations are due to be fully satisfied during the next reporting period. The table below shows the movements in the balance of deferred revenue (in thousands):

	Year ended December 31,
	2023	2024
Deferred revenue as of January 1	$995	$10,272
Deferred during the year	10,272	5,441
Recognized as revenue during the year	(995)	(10,272)
Deferred revenue as of December 31	$10,272	$5,441